UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-04494

The Gabelli Asset Fund
(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2020

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per class AAA Share of The Gabelli Asset Fund decreased 11.6% compared with a decrease of 3.1% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See below for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(3/3/86)
Class AAA (GABAX)	(11.61)%	(6.27)%	4.50%	9.86%	7.26%	11.07%
S&P 500 Index	(3.08)	7.51	10.73	13.99	8.83	10.38 (d)
Class A (GATAX)	(11.61)	(6.27)	4.50	9.86	7.26	11.07
With sales charge (b)	(16.70)	(11.66)	3.27	9.21	6.84	10.87
Class C (GATCX)	(11.97)	(6.99)	3.72	9.04	6.46	10.67
With contingent deferred sales charge (c)	(12.85)	(7.92)	3.72	9.04	6.46	10.67
Class I (GABIX)	(11.52)	(6.04)	4.76	10.13	7.48	11.17

In the current prospectuses dated April 29, 2020, the expense ratios for Class AAA, A, C, and I are 1.36%, 1.36%, 2.11%, and 1.11%, respectively. See page 13 for the expense ratios for the six months ended June 30, 2020. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d) S&P 500 Index since inception performance results are as of February 28, 1986.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$ 883.90	1.38%	$ 6.46
Class A	$1,000.00	$ 883.90	1.38%	$ 6.46
Class C	$1,000.00	$ 880.30	2.13%	$ 9.96
Class I	$1,000.00	$ 884.80	1.13%	$ 5.30
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.38%	$ 6.92
Class A	$1,000.00	$1,018.00	1.38%	$ 6.92
Class C	$1,000.00	$1,014.27	2.13%	$10.67
Class I	$1,000.00	$1,019.24	1.13%	$ 5.67

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Asset Fund

Food and Beverage	15.0%
Financial Services	9.0%
Equipment and Supplies	8.7%
Consumer Products	6.0%
Health Care	5.8%
Entertainment	5.0%
Diversified Industrial	4.6%
Machinery	4.2%
Electronics	4.1%
Metals and Mining	3.7%
Business Services	3.6%
Cable and Satellite	3.4%
Environmental Services	2.6%
Automotive: Parts and Accessories	2.6%
Retail	1.9%
Broadcasting	1.9%
Publishing	1.8%
Telecommunications	1.7%
Consumer Services	1.6%
Energy and Utilities	1.5%
Aerospace	1.5%

Computer Software and Services	1.3%
Specialty Chemicals	1.3%
Automotive	1.0%
Hotels and Gaming	1.0%
Building and Construction	1.0%
Transportation	0.9%
Real Estate	0.7%
Aviation: Parts and Services	0.6%
Wireless Communications	0.6%
Agriculture	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Computer Hardware	0.2%
U.S. Government Obligations	0.2%
Communications Equipment	0.1%
Closed-End Funds	0.1%
Airlines	0.0%*
Other Assets and Liabilities (Net)	0.1%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	Aerospace — 1.5%
435,950	Aerojet Rocketdyne Holdings Inc.†	$1,294,641	$17,281,058
9,000	HEICO Corp.	736,228	896,850
9,400	L3Harris Technologies Inc.	1,014,517	1,594,898
4,850	Lockheed Martin Corp.	143,318	1,769,862
5,800	Northrop Grumman Corp.	259,296	1,783,152
849,900	Rolls-Royce Holdings plc	6,048,217	3,005,569
1,500	The Boeing Co.	470,778	274,950

		9,966,995	26,606,339

	Agriculture — 0.4%
165,900	Archer-Daniels-Midland Co.	1,799,118	6,619,410
23,400	The Mosaic Co.	410,607	292,734

		2,209,725	6,912,144

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	77	3,000

	Automotive — 1.0%
5,000	Ferrari NV	189,262	855,050
385,300	Navistar International Corp.†	6,897,695	10,865,460
88,500	PACCAR Inc.	451,717	6,624,225
2,900	Volkswagen AG†	115,571	466,891

		7,654,245	18,811,626

	Automotive: Parts and Accessories — 2.6%
20,000	American Axle & Manufacturing Holdings Inc.†	166,860	152,000
7,000	Aptiv plc	410,122	545,440
122,550	BorgWarner Inc.	513,926	4,326,015
344,000	Dana Inc.	2,945,073	4,193,360
81,600	Freni Brembo SpA†	156,295	754,045
78,000	Garrett Motion Inc.†	406,913	432,120
297,150	Genuine Parts Co.	6,955,669	25,840,164
18,000	Modine Manufacturing Co.†	56,727	99,360
19,950	O’Reilly Automotive Inc.†	495,475	8,412,317
28,000	Standard Motor Products Inc.	228,943	1,153,600
32,000	Superior Industries International Inc.	106,512	54,400
81,300	Tenneco Inc., Cl. A†	1,003,148	614,628

		13,445,663	46,577,449

	Aviation: Parts and Services — 0.6%
38,750	Curtiss-Wright Corp.	118,673	3,459,600
84,600	Kaman Corp.	1,116,134	3,519,360
1,218,400	Signature Aviation plc	3,367,953	3,501,028

		4,602,760	10,479,988

	Broadcasting — 1.9%
17,400	Cogeco Inc.	330,961	1,038,412
37,400	Corus Entertainment Inc., Cl. B	59,794	78,540
34,750	Liberty Broadband Corp., Cl. A†	150,778	4,246,103

Shares		Cost	Market Value
82,182	Liberty Broadband Corp., Cl. C†	$330,766	$10,187,281
32,900	Liberty Media Corp.- Liberty Formula One, Cl. A†	15,667	960,022
51,100	Liberty Media Corp.- Liberty Formula One, Cl. C†	24,223	1,620,381
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	20,644	1,726,000
278,147	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,446,038	9,582,164
297,465	MSG Networks Inc., Cl. A†	149,814	2,959,777
16,000	Nexstar Media Group Inc., Cl. A	1,385,202	1,339,040
80,600	Television Broadcasts Ltd.	349,367	93,594
16,650	Tokyo Broadcasting System Holdings Inc.	220,701	265,382

		6,483,955	34,096,696

	Building and Construction — 1.0%
62,950	Arcosa Inc.	197,507	2,656,490
35,800	Assa Abloy AB, Cl. B	609,891	727,856
127,000	Fortune Brands Home & Security Inc.	1,654,977	8,119,110
95,000	Herc Holdings Inc.†	2,952,487	2,919,350
98,000	Johnson Controls International plc	1,921,019	3,345,720

		7,335,881	17,768,526

	Business Services — 3.6%
192,500	Clear Channel Outdoor Holdings Inc.†	410,135	200,200
14,000	Diebold Nixdorf Inc.†	109,619	84,840
20,850	Ecolab Inc.	164,387	4,148,107
46,900	Fly Leasing Ltd., ADR†	563,721	385,049
30,000	KAR Auction Services Inc.	450,819	412,800
24,700	Live Nation Entertainment Inc.†	214,161	1,094,951
217,000	Macquarie Infrastructure Corp.	6,328,605	6,659,730
113,100	Mastercard Inc., Cl. A	441,090	33,443,670
60,000	ServiceMaster Global Holdings Inc.†	2,283,808	2,141,400
30,000	The Brink’s Co.	683,360	1,365,300
209,500	The Interpublic Group of Companies Inc.	1,351,072	3,595,020
9,500	United Rentals Inc.†	1,172,412	1,415,880
20,700	Vectrus Inc.†	99,491	1,016,991
47,500	Visa Inc., Cl. A	556,491	9,175,575

		14,829,171	65,139,513

	Cable and Satellite — 3.4%
100,600	AMC Networks Inc., Cl. A†	0	2,353,034
2,150	Charter Communications Inc., Cl. A†	118,032	1,096,586
435,650	Comcast Corp., Cl. A	5,333,035	16,981,637
289,295	DISH Network Corp., Cl. A†	5,757,514	9,983,570
80,300	EchoStar Corp., Cl. A†	1,825,319	2,245,188

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
134,900	Liberty Global plc, Cl. A†	$452,220	$2,948,914
174,400	Liberty Global plc, Cl. C†	589,019	3,751,344
14,857	Liberty Latin America Ltd., Cl. A†	41,565	144,410
90,650	Liberty Latin America Ltd., Cl. C†	1,074,745	855,736
10,000	Naspers Ltd., Cl. N	393,199	1,822,855
7,750	Prosus NV†	650,254	720,424
367,700	Rogers Communications Inc., Cl. B	1,634,813	14,777,863
203,150	Shaw Communications Inc., Cl. B	322,085	3,323,534

		18,191,800	61,005,095

	Communications Equipment — 0.1%
85,950	Corning Inc.	223,249	2,226,105

	Computer Hardware — 0.2%
7,055	Apple Inc.	855,816	2,573,664
9,000	Dell Technologies Inc., Cl. C†	464,234	494,460
4,850	Intel Corp.	286,676	290,175
3,850	International Business Machines Corp.	517,091	464,965
4,300	Western Digital Corp.	187,845	189,845

		2,311,662	4,013,109

	Computer Software and Services — 1.3%
800	Activision Blizzard Inc.	47,354	60,720
625	Alphabet Inc., Cl. A†	886,424	886,281
8,500	Alphabet Inc., Cl. C†	6,791,766	12,015,685
2,000	Baidu Inc., ADR†	268,608	239,780
8,300	Cisco Systems Inc.	393,597	387,112
20,200	Fidelity National Information Services Inc.	292,560	2,708,618
144,500	Hewlett Packard Enterprise Co.	1,002,049	1,405,985
6,100	Microsoft Corp.	316,549	1,241,411
22,350	Rockwell Automation Inc.	487,984	4,760,550

		10,486,891	23,706,142

	Consumer Products — 6.0%
27,000	Brunswick Corp.	654,804	1,728,270
11,000	Christian Dior SE	307,335	4,641,830
40,000	Church & Dwight Co. Inc.	61,443	3,092,000
368,900	Edgewell Personal Care Co.†	7,826,455	11,494,924
262,050	Energizer Holdings Inc.	4,229,200	12,444,755
9,700	Essity AB, Cl. A†	129,468	307,087
43,300	Essity AB, Cl. B†	507,986	1,399,157
3,300	Givaudan SA	1,141,509	12,288,142
29,000	Harley-Davidson Inc.	73,044	689,330
1,950	Hermes International	676,664	1,629,528
4,000	National Presto Industries Inc.	112,955	349,560
35,650	Reckitt Benckiser Group plc	1,096,146	3,282,995
92,000	Sally Beauty Holdings Inc.†	708,497	1,152,760
10,000	Svenska Cellulosa AB SCA, Cl. A†	35,640	116,546
39,500	Svenska Cellulosa AB SCA, Cl. B†	110,751	469,683

Shares		Cost	Market Value
713,300	Swedish Match AB	$7,332,963	$50,139,673
3,700	The Estee Lauder Companies Inc., Cl. A	160,216	698,116
18,000	The Procter & Gamble Co.	487,727	2,152,260
32,150	Wolverine World Wide Inc.	149,515	765,491

		25,802,318	108,842,107

	Consumer Services — 1.6%
3,750	Allegion plc	37,744	383,325
2,500	FedEx Corp.	380,153	350,550
51,000	GCI Liberty Inc., Cl. A†	588,627	3,627,120
38,300	IAC/InterActiveCorp.†	391,989	12,386,220
310,000	Qurate Retail Inc., Cl. A†	1,646,841	2,945,000
222,500	Rollins Inc.	302,756	9,431,775
1,000	Royal Caribbean Cruises Ltd.	112,326	50,300

		3,460,436	29,174,290

	Diversified Industrial — 4.6%
7,500	ABB Ltd., ADR	162,192	169,200
450	Acuity Brands Inc.	5,311	43,083
2,800	Agilent Technologies Inc.	234,136	247,436
40,000	Colfax Corp.†	1,123,134	1,116,000
248,300	Crane Co.	3,411,608	14,763,918
95,500	Eaton Corp. plc	3,578,853	8,354,340
7,700	EnPro Industries Inc.	387,051	379,533
15,100	General Electric Co.	180,433	103,133
131,550	Greif Inc., Cl. A	2,906,799	4,526,635
119,925	Honeywell International Inc.	2,998,972	17,339,956
20,471	Ingersoll Rand Inc.†	74,956	575,644
199,600	ITT Inc.	1,275,395	11,724,504
23,700	Jardine Matheson Holdings Ltd.	1,202,293	989,238
120,000	Jardine Strategic Holdings Ltd.	2,804,657	2,586,000
243,150	Myers Industries Inc.	1,503,921	3,537,833
28,000	nVent Electric plc	306,993	524,440
28,000	Pentair plc	655,751	1,063,720
10,350	Sulzer AG	951,070	824,766
166,900	Textron Inc.	1,755,281	5,492,679
308,900	Toray Industries Inc.	2,197,042	1,451,880
22,800	Trane Technologies plc	251,929	2,028,744
222,500	Trinity Industries Inc.	821,506	4,737,025
3,850	Waters Corp.†	287,965	694,540
2,275	Westinghouse Air Brake Technologies Corp.	176,424	130,972

		29,253,672	83,405,219

	Electronics — 4.1%
12,000	Kyocera Corp., ADR	385,325	653,340
1,500	Mettler-Toledo International Inc.†	212,220	1,208,325
431,350	Resideo Technologies Inc.†	4,663,353	5,055,422
2,200	Samsung Electronics Co. Ltd., GDR	401,884	2,426,600
694,100	Sony Corp., ADR	13,353,097	47,983,133
33,500	TE Connectivity Ltd.	814,048	2,731,925

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
92,250	Texas Instruments Inc.	$2,111,055	$11,712,983
8,000	Thermo Fisher Scientific Inc.	979,015	2,898,720
35	WESCO International Inc.†	1,315	1,229

		22,921,312	74,671,677

	Energy and Utilities — 1.5%
74,050	BP plc, ADR	1,575,425	1,726,846
91,100	Chevron Corp.	2,906,531	8,128,853
4,650	ConocoPhillips	83,716	195,393
103,700	Devon Energy Corp.	1,362,673	1,175,958
31,100	Enbridge Inc.	715,553	946,062
86,100	EOG Resources Inc.	197,158	4,361,826
12,100	Exxon Mobil Corp.	173,257	541,112
77,250	Halliburton Co.	2,174,260	1,002,705
62,900	Kinder Morgan Inc.	1,166,109	954,193
4,350	Marathon Petroleum Corp.	203,219	162,603
111,600	National Fuel Gas Co.	5,251,137	4,679,388
33,550	Oceaneering International Inc.†	786,658	214,385
2,700	PG&E Corp.†	27,896	23,949
33,550	Southwest Gas Holdings Inc.	579,202	2,316,627
94,600	The AES Corp.	262,042	1,370,754
52	Weatherford International plc†	39,077	102

		17,503,913	27,800,756

	Entertainment — 5.0%
180,750	Discovery Inc., Cl. A†	918,342	3,813,825
534,600	Discovery Inc., Cl. C†	2,660,082	10,296,396
242,550	Fox Corp., Cl. A	10,066,513	6,505,191
628,100	Grupo Televisa SAB, ADR†	4,779,103	3,291,244
52,800	Liberty Media Corp.- Liberty Braves, Cl. A†	943,567	1,060,224
141,071	Liberty Media Corp.- Liberty Braves, Cl. C†	2,137,638	2,784,741
126,533	Madison Square Garden Entertainment Corp.†	357,224	9,489,975
124,533	Madison Square Garden Sports Corp.†	384,451	18,292,652
158,325	The Walt Disney Co.	1,310,071	17,654,821
504,150	ViacomCBS Inc., Cl. A	13,105,657	12,906,240
125,000	ViacomCBS Inc., Cl. B	5,056,692	2,915,000
50,000	Vivendi SA	1,170,712	1,283,031

		42,890,052	90,293,340

	Environmental Services — 2.6%
361,850	Republic Services Inc.	2,721,460	29,689,793
20,000	Stericycle Inc.†	1,268,535	1,119,600
75,000	Waste Connections Inc.	2,531,362	7,034,250
93,700	Waste Management Inc.	1,374,876	9,923,767

		7,896,233	47,767,410

	Equipment and Supplies — 8.7%
615,260	AMETEK Inc.	941,572	54,985,786

Shares		Cost	Market Value
11,600	Amphenol Corp., Cl. A	$22,383	$1,111,396
10,350	AZZ Inc.	380,219	355,212
47,000	CIRCOR International Inc.†	362,761	1,197,560
102,900	Crown Holdings Inc.†	463,904	6,701,877
147,050	CTS Corp.	788,896	2,946,882
5,235	Danaher Corp.	141,560	925,705
424,500	Donaldson Co. Inc.	623,285	19,747,740
412,700	Flowserve Corp.	1,820,093	11,770,204
123,000	Graco Inc.	1,955,667	5,902,770
9,000	Hubbell Inc.	1,178,470	1,128,240
138,700	IDEX Corp.	508,224	21,920,148
41,650	Interpump Group SpA	163,688	1,237,221
12,200	Lawson Products Inc.†	184,772	393,572
120,000	Mueller Industries Inc.	3,169,561	3,189,600
161,400	Sealed Air Corp.	3,412,047	5,301,990
22,475	The Manitowoc Co. Inc.†	49,549	244,528
47,650	The Timken Co.	1,768,451	2,167,599
19,350	The Toro Co.	334,013	1,283,679
75,000	The Weir Group plc	315,592	988,334
22,600	Valmont Industries Inc.	191,741	2,567,812
153,900	Watts Water Technologies Inc., Cl. A	1,580,971	12,465,900

		20,357,419	158,533,755

	Financial Services — 9.0%
9,500	Alleghany Corp.	1,445,585	4,646,830
49,300	AllianceBernstein Holding LP	149,779	1,342,932
201,900	American Express Co.	3,290,727	19,220,880
2,700	Ameriprise Financial Inc.	85,417	405,108
26,050	Argo Group International Holdings Ltd.	552,080	907,321
21,400	Bank of America Corp.	123,531	508,250
109	Berkshire Hathaway Inc., Cl. A†	329,752	29,135,700
5,000	BKF Capital Group Inc.†	121,860	37,800
46,000	Calamos Asset Management Inc., Escrow†(a)	0	0
23,300	Citigroup Inc.	664,690	1,190,630
54,700	GAM Holding AG†	237,054	125,513
43,000	Interactive Brokers Group Inc., Cl. A	696,994	1,796,110
35,850	Jefferies Financial Group Inc.	343,039	557,467
101,900	JPMorgan Chase & Co.	3,616,738	9,584,714
77,563	Kinnevik AB, Cl. A	1,488,906	2,031,012
50,000	Kinnevik AB, Cl. B	922,895	1,315,168
149,850	KKR & Co. Inc.	1,918,578	4,627,368
1,500	LendingTree Inc.†	11,892	434,295
37,800	Loews Corp.	1,477,087	1,296,162
23,950	M&T Bank Corp.	1,412,775	2,490,081
52,850	Marsh & McLennan Companies Inc.	1,390,779	5,674,505
65,000	PayPal Holdings Inc.†	2,053,258	11,324,950
14,500	Popular Inc.	220,354	538,965

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
140,800	State Street Corp.	$3,977,069	$8,947,840
18,750	T. Rowe Price Group Inc.	267,800	2,315,625
464,900	The Bank of New York Mellon Corp.	12,382,760	17,968,385
86,250	The Blackstone Group Inc., Cl. A	1,556,180	4,886,925
28,925	The Goldman Sachs Group Inc.	5,047,143	5,716,159
22,000	The Hartford Financial Services Group Inc.	676,171	848,100
126,200	The PNC Financial Services Group Inc.	7,209,942	13,277,502
802	Truist Financial Corp.	11,808	30,115
9,150	Value Line Inc.	124,632	246,959
74,700	Waddell & Reed Financial Inc., Cl. A	1,405,110	1,158,597
342,000	Wells Fargo & Co.	9,904,214	8,755,200

		65,116,599	163,343,168

	Food and Beverage — 15.0%
808,450	Brown-Forman Corp., Cl. A	3,612,939	46,542,467
85,450	Brown-Forman Corp., Cl. B	335,153	5,439,747
22,000	Campbell Soup Co.	581,589	1,091,860
800,000	China Mengniu Dairy Co. Ltd.	1,191,136	3,055,287
34,300	Chr. Hansen Holding A/S	1,452,223	3,537,309
24,200	Coca-Cola European Partners plc	473,461	913,792
15,950	Coca-Cola HBC AG	223,137	400,805
413,000	Conagra Brands Inc.	10,504,181	14,525,210
26,500	Constellation Brands Inc., Cl. A	603,411	4,636,175
37,800	Crimson Wine Group Ltd.†	294,623	204,120
175,900	Danone SA†	7,747,630	12,165,652
419,800	Davide Campari-Milano SpA	1,092,660	3,537,322
216,500	Diageo plc, ADR	7,519,115	29,095,435
62,100	Farmer Brothers Co.†	678,923	455,814
271,500	Flowers Foods Inc.	476,708	6,070,740
36,000	Fomento Economico Mexicano SAB de CV, ADR	1,216,888	2,232,360
92,450	General Mills Inc.	1,388,373	5,699,543
1,777,600	Grupo Bimbo SAB de CV, Cl. A	726,424	2,982,195
10,000	Heineken Holding NV	407,450	818,466
82,800	Heineken NV	3,728,439	7,633,660
19,350	Heineken NV, ADR	465,264	892,229
137,500	ITO EN Ltd.	2,914,881	7,742,533
11,000	John Bean Technologies Corp	172,494	946,220
26,000	Kellogg Co.	680,291	1,717,560
65,200	Kerry Group plc, Cl. A	769,416	8,065,028
256,300	Kikkoman Corp.	2,785,691	12,319,491
7,000	Lamb Weston Holdings Inc.	414,219	447,510
19,300	LVMH Moet Hennessy Louis Vuitton SE	682,448	8,467,385
60,000	Maple Leaf Foods Inc.	1,064,352	1,260,018
20,500	MEIJI Holdings Co. Ltd.	438,147	1,628,988
177,000	Mondelēz International Inc., Cl. A.	3,237,361	9,050,010

Shares		Cost	Market Value
46,450	Morinaga Milk Industry Co. Ltd.	$850,937	$2,060,620
5,150	National Beverage Corp.†	252,196	314,253
44,600	Nestlé SA	2,585,567	4,930,502
109,750	Nissin Foods Holdings Co. Ltd.	3,666,452	9,706,992
20,000	Nomad Foods Ltd.†	331,661	429,000
60,250	PepsiCo Inc.	1,971,419	7,968,665
55,900	Pernod Ricard SA	4,739,618	8,795,608
74,800	Post Holdings Inc.†	830,426	6,553,976
86,800	Remy Cointreau SA	5,154,462	11,819,342
16,450	Suntory Beverage & Food Ltd.	524,300	640,632
32,900	The Coca-Cola Co.	1,028,385	1,469,972
5,500	The Hain Celestial Group Inc.†	37,047	173,305
20,600	The J.M. Smucker Co.	690,558	2,179,686
14,500	The Kraft Heinz Co.	662,487	462,405
279,600	Tingyi (Cayman Islands) Holding Corp.	645,368	433,623
91,326	Tootsie Roll Industries Inc.	722,516	3,129,742
1,500	Tyson Foods Inc., Cl. A	11,986	89,565
129,100	Yakult Honsha Co. Ltd.	3,013,414	7,592,359

		85,597,826	272,325,178

	Health Care — 5.8%
15,000	Abbott Laboratories	819,444	1,371,450
22,400	AbbVie Inc.	1,931,114	2,199,232
10,000	Alexion Pharmaceuticals Inc.†	1,120,394	1,122,400
27,750	AmerisourceBergen Corp.	1,522,004	2,796,367
28,850	Amgen Inc.	132,637	6,804,561
6,000	Anthem Inc.	1,683,733	1,577,880
81,000	Bausch Health Cos. Inc.†	1,700,139	1,481,490
35,300	Baxter International Inc.	992,606	3,039,330
10,000	Becton, Dickinson and Co.	1,463,654	2,392,700
8,200	Biogen Inc.†	79,293	2,193,910
1,950	BioMarin Pharmaceutical Inc.†	164,701	240,513
7,350	Bio-Rad Laboratories Inc., Cl. A†	1,436,703	3,318,451
10,000	BioTelemetry Inc.†	409,100	451,900
5,000	Boston Scientific Corp.†	185,640	175,550
141,750	Bristol-Myers Squibb Co.	4,852,325	8,334,900
15,000	Cardiovascular Systems Inc.†	416,500	473,250
12,000	Chemed Corp.	191,778	5,412,840
20,000	Cigna Corp.	2,663,615	3,753,000
10,400	CONMED Corp.	198,726	748,696
10,450	Covetrus Inc.†	71,338	186,951
20,000	DaVita Inc.†	1,153,268	1,582,800
116,800	Demant A/S†	1,088,664	3,080,033
10,000	DENTSPLY SIRONA Inc.	360,193	440,600
10,600	Elanco Animal Health Inc.†	316,286	227,370
240,000	Evolent Health Inc., Cl. A†	3,320,879	1,708,800
20,000	Gerresheimer AG	1,276,756	1,844,778
17,900	HCA Healthcare Inc.	1,289,199	1,737,374
71,300	Henry Schein Inc.†	1,406,811	4,163,207
2,500	ICU Medical Inc.†	487,145	460,775
600	Illumina Inc.†	183,498	222,210

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
38,700	Indivior plc†	$24,243	$39,801
22,000	Integer Holdings Corp.†	1,347,554	1,607,100
38,950	Johnson & Johnson	2,372,324	5,477,539
11,000	Laboratory Corp. of America Holdings†	1,753,786	1,827,210
10,000	McKesson Corp.	896,751	1,534,200
28,900	Medtronic plc	2,320,723	2,650,130
54,550	Merck & Co. Inc.	1,164,717	4,218,351
60,000	Mylan NV†	2,334,580	964,800
90,000	Option Care Health Inc.†	725,035	1,249,200
27,322	Orthofix Medical Inc.†	903,441	874,304
22,500	Perrigo Co. plc	1,280,433	1,243,575
39,600	PetIQ Inc.†	1,145,898	1,379,664
20,300	Quidel Corp.†	258,342	4,541,922
570	Regeneron Pharmaceuticals Inc.†	103,763	355,481
50,000	Roche Holding AG, ADR	932,704	2,169,000
8,950	Stryker Corp.	428,600	1,612,701
65,442	Takeda Pharmaceutical Co. Ltd., ADR	1,265,648	1,173,375
20,000	Tenet Healthcare Corp.†	402,250	362,200
4,000	The Cooper Companies Inc.	941,320	1,134,560
6,000	UnitedHealth Group Inc.	343,111	1,769,700
1,000	Wright Medical Group NV†	20,590	29,720
36,850	Zimmer Biomet Holdings Inc.	3,355,867	4,398,416
7,000	Zoetis Inc.	304,922	959,280

		57,544,745	105,115,547

	Hotels and Gaming — 1.0%
11,950	Accor SA†	343,224	325,038
9,700	Churchill Downs Inc.	105,507	1,291,555
350,000	Genting Singapore Ltd.	367,220	190,872
14,600	Hyatt Hotels Corp., Cl. A	478,223	734,234
1,100	Las Vegas Sands Corp.	993	50,094
4,484,100	Mandarin Oriental International Ltd.	7,678,674	6,770,991
278,800	MGM Resorts International	2,790,666	4,683,840
15,000	Red Rock Resorts Inc., Cl. A	224,354	163,650
24,100	Ryman Hospitality Properties Inc., REIT	463,691	833,860
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	1,808,915
26,000	Universal Entertainment Corp.†	134,457	503,746
4,500	Wyndham Destinations Inc.	48,847	126,810
5,250	Wyndham Hotels & Resorts Inc.	67,001	223,755
9,250	Wynn Resorts Ltd.	591,332	689,033

		16,016,751	18,396,393

	Machinery — 4.2%
120,000	Caterpillar Inc.	789,580	15,180,000
1,428,200	CNH Industrial NV†	11,124,883	10,040,246
176,550	CNH Industrial NV, Borsa ltaliana†	1,487,857	1,235,342

Shares		Cost	Market Value
197,700	Deere & Co.	$1,388,963	$31,068,555
37,300	Mueller Water Products Inc., Cl. A	254,361	351,739
89,950	Welbilt Inc.†	166,031	547,795
259,700	Xylem Inc.	2,099,634	16,870,112

		17,311,309	75,293,789

	Manufactured Housing and Recreational Vehicles — 0.3%
29,000	Cavco Industries Inc.†	546,305	5,592,650
1,125	Nobility Homes Inc.	6,706	27,017
28,850	Skyline Champion Corp.†	148,413	702,209

		701,424	6,321,876

	Metals and Mining — 3.7%
53,850	Agnico Eagle Mines Ltd.	1,737,438	3,449,631
148,400	Barrick Gold Corp.	1,389,784	3,997,896
10,500	Cleveland-Cliffs Inc.	65,591	57,960
71,100	Franco-Nevada Corp.	2,405,914	9,928,404
129,550	Freeport-McMoRan Inc.	1,389,058	1,498,893
2,500	Glencore plc	5,284	5,304
29,000	Kinross Gold Corp.†	122,968	209,380
10,800	New Hope Corp. Ltd.	14,438	10,173
507,000	Newmont Corp.	10,092,689	31,302,180
108,500	Royal Gold Inc.	4,611,368	13,488,720
900	TimkenSteel Corp.†	8,612	3,501
81,450	Wheaton Precious Metals Corp.	1,540,427	3,587,873

		23,383,571	67,539,915

	Publishing — 1.8%
42,000	Meredith Corp.	869,217	611,100
119,200	News Corp., Cl. A	592,007	1,413,712
87,300	S&P Global Inc.	666,883	28,763,604
179,100	The E.W. Scripps Co., Cl. A	1,993,647	1,567,125

		4,121,754	32,355,541

	Real Estate — 0.7%
23,925	Brookfield Asset Management Inc., Cl. A	278,725	787,133
104,000	Griffin Industrial Realty Inc.	1,510,666	5,633,680
9,300	Host Hotels & Resorts Inc., REIT	185,917	100,347
223,000	The St. Joe Co.†	1,661,197	4,330,660
82,800	Weyerhaeuser Co., REIT	1,697,590	1,859,688

		5,334,095	12,711,508

	Retail — 1.9%
22,250	Aaron’s Inc.	25,723	1,010,150
7,800	Advance Auto Parts Inc.	1,072,510	1,111,110
65,650	AutoNation Inc.†	644,732	2,467,127
900	AutoZone Inc.†	901,402	1,015,308
11,000	CarMax Inc.†	698,967	985,050
35,485	Costco Wholesale Corp.	1,735,035	10,759,407
121,600	CVS Health Corp.	3,942,204	7,900,352
1,800	Lowe’s Companies Inc.	191,033	243,216
40,000	Macy’s Inc.	360,681	275,200
8,000	Rush Enterprises Inc., Cl. B	181,967	285,280

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
8,000	The Cheesecake Factory Inc.	$222,621	$183,360
15,550	The Home Depot Inc.	481,392	3,895,431
115,950	The Kroger Co.	350,822	3,924,907
14,500	Walgreens Boots Alliance Inc.	701,841	614,655

		11,510,930	34,670,553

	Specialty Chemicals — 1.3%
15,000	Ashland Global Holdings Inc.	437,483	1,036,500
174,000	DuPont de Nemours Inc.	9,159,971	9,244,620
335,100	Ferro Corp.†	1,466,477	4,001,094
55,000	H.B. Fuller Co.	556,787	2,453,000
33,600	International Flavors & Fragrances Inc.	1,378,751	4,114,656
47,100	Sensient Technologies Corp.	767,726	2,456,736
6,000	SGL Carbon SE†	54,086	21,773

		13,821,281	23,328,379

	Telecommunications — 1.7%
10,100	AT&T Inc.	376,843	305,323
154,750	Deutsche Telekom AG, ADR	2,320,791	2,595,157
14,500	Hellenic Telecommunications Organization SA	93,117	195,651
24,200	Hellenic Telecommunications Organization SA, ADR	102,672	166,738
121,307	Loral Space & Communications Inc.	3,905,912	2,367,913
5,800	Orange SA, ADR	61,224	69,020
14,000	SoftBank Group Corp., ADR	309,568	352,520
2,676,400	Telecom Italia SpA	1,429,283	1,051,520
168,700	Telecom Italia SpA, ADR	1,177,831	662,991
38,691	Telefonica Brasil SA, ADR	350,874	342,802
233,000	Telefonica SA, ADR	2,522,986	1,123,060
881,600	Telephone and Data Systems Inc.	17,603,956	17,526,208
230,000	Telesites SAB de CV†	154,371	145,598
88,250	VEON Ltd., ADR	326,615	158,850
72,850	Verizon Communications Inc.	2,176,181	4,016,221

		32,912,224	31,079,572

	Transportation — 0.9%
251,050	GATX Corp.	6,113,465	15,309,029
3,850	Kansas City Southern	7,041	574,767

		6,120,506	15,883,796

	Wireless Communications — 0.6%
103,750	America Movil SAB de CV, Cl. L, ADR.	314,555	1,316,587
193,100	NTT DOCOMO Inc.	2,737,575	5,154,102
19,350	TIM Participacoes SA, ADR	142,738	250,389
18,605	T-Mobile US Inc.†	572,011	1,937,711

Shares		Cost	Market Value
52,000	United States Cellular Corp.†	$2,174,063	$1,605,240

		5,940,942	10,264,029

	TOTAL COMMON STOCKS	613,261,386	1,806,463,530

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	0	43,000
10,700	Royce Global Value Trust Inc.	93,090	123,799
81,700	Royce Value Trust Inc.	992,513	1,024,518

		1,085,603	1,191,317

	TOTAL CLOSED-END FUNDS	1,085,603	1,191,317

	MANDATORY CONVERTIBLE SECURITIES (b) — 0.0%
	Diversified Industrial — 0.0%
15,000	Avantor Inc., Ser. A 6.250%, 05/15/22	904,762	861,000

	PREFERRED STOCKS — 0.0%
	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,518	2,519

	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	674,937	424,041

	TOTAL PREFERRED STOCKS	677,455	426,560

	RIGHTS — 0.0%
	Health Care — 0.0%
30,000	Bristol-Myers Squibb Co., CVR†	76,556	107,400

	Wireless Communications — 0.0%
3,605	T-Mobile US Inc., expire 07/27/20†	0	606

	TOTAL RIGHTS	76,556	108,006

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,694	Weatherford International plc, expire 12/13/23†	0	288

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 2,900,000	U.S. Treasury Bill, 0.130%††, 09/24/20	$2,899,113	$2,899,076

	TOTAL INVESTMENTS — 99.9%	$618,904,875	1,811,949,777

	Other Assets and Liabilities (Net) — 0.1%		1,554,716

	NET ASSETS — 100.0%.		$1,813,504,493

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $618,904,875)	$1,811,949,777
Foreign currency, at value (cost $35,457)	35,514
Cash	27,386
Receivable for investments sold	1,982,906
Receivable for Fund shares sold	577,671
Dividends and interest receivable	2,410,497
Prepaid expenses	50,999

Total Assets	1,817,034,750

Liabilities:
Payable for investments purchased	214,586
Payable for Fund shares redeemed	815,635
Payable for investment advisory fees	1,507,454
Payable for distribution fees	303,580
Payable for accounting fees	11,250
Payable for shareholder services fees	322,524
Payable for shareholder communications expenses	228,140
Other accrued expenses	127,088

Total Liabilities	3,530,257

Net Assets
(applicable to 37,372,506 shares outstanding)	$1,813,504,493

Net Assets Consist of:
Paid-in capital	$448,272,432
Total distributable earnings	1,365,232,061

Net Assets	$1,813,504,493

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,339,770,035 ÷ 27,552,040 shares outstanding)	$48.63
Class A:
Net Asset Value and redemption price per share ($29,853,936 ÷ 621,755 shares outstanding)	$48.02
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$50.95
Class C:
Net Asset Value and offering price per share ($22,162,948 ÷ 510,610 shares outstanding)	$43.40	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($421,717,574 ÷ 8,688,101 shares outstanding)	$48.54

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $474,185)	$15,022,982
Interest	306

Total Income	15,023,288

Expenses:
Investment advisory fees	9,467,433
Distribution fees - Class AAA	1,748,283
Distribution fees - Class A	39,623
Distribution fees - Class C	128,395
Shareholder services fees	630,121
Custodian fees	133,820
Shareholder communications expenses	110,120
Interest expense	96,058
Trustees’ fees	91,244
Registration expenses	40,273
Legal and audit fees	31,408
Accounting fees	22,500
Miscellaneous expenses	61,792

Total Expenses	12,601,070

Less:
Expenses paid indirectly by broker (See Note 6)	(10,540)

Net Expenses	12,590,530

Net Investment Income	2,432,758

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	175,993,824
Net realized loss on foreign currency transactions	(21,158)

Net realized gain on investments and foreign currency transactions	175,972,666

Net change in unrealized appreciation:
on investments	(447,705,342)
on foreign currency translations	3,948

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(447,701,394)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(271,728,728)

Net Decrease in Net Assets Resulting from Operations	$(269,295,970)

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$2,432,758	$10,062,501
Net realized gain on investments and foreign currency transactions	175,972,666	216,732,892
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(447,701,394)	229,957,875

Net Increase/(Decrease) in Net Assets Resulting from Operations	(269,295,970)	456,753,268

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(154,956,402)
Class A	—	(3,633,709)
Class C	—	(3,155,731)
Class I	—	(48,882,746)

Total Distributions to Shareholders	—	(210,628,588)

Shares of Beneficial Interest Transactions:
Class AAA	(136,102,293)	(71,248,536)
Class A	(4,123,669)	5,767,231
Class C	(6,326,050)	(12,529,735)
Class I	(30,281,697)	(43,040,525)

Net Decrease in Net Assets from Shares of
Beneficial Interest Transactions	(176,833,709)	(121,051,565)

Redemption Fees	192	909

Net Increase/(Decrease) in Net Assets.	(446,129,487)	125,074,024
Net Assets:
Beginning of year	2,259,633,980	2,134,559,956

End of period	$1,813,504,493	$2,259,633,980

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)	Portfolio Turnover Rate
Class AAA
2020(d)	$55.02	$0.05	$(6.44)	$(6.39)	—	—	—	$0.00	$48.63	(11.6)%	$1,339,770	0.21	%(e)	1.38%(e)	3%
2019	49.44	0.22	10.88	11.10	$(0.23)	$(5.29)	$(5.52)	0.00	55.02	22.4	1,674,315	0.40		1.36	4
2018	58.97	0.19	(4.77)	(4.58)	(0.17)	(4.78)	(4.95)	0.00	49.44	(7.7)	1,566,040	0.32		1.35	2
2017	53.33	0.09	10.67	10.76	(0.09)	(5.03)	(5.12)	0.00	58.97	20.2	1,973,845	0.15		1.35	2
2016	54.10	0.33	5.96	6.29	(0.42)	(6.64)	(7.06)	0.00	53.33	11.6	1,966,374	0.59		1.36	3
2015	65.39	0.20	(3.93)	(3.73)	(0.21)	(7.35)	(7.56)	0.00	54.10	(5.9)	2,160,274	0.31		1.35	3
Class A
2020(d)	$54.33	$0.05	$(6.36)	$(6.31)	—	—	—	$0.00	$48.02	(11.6)%	$29,854	0.21	%(e)	1.38%(e)	3%
2019	48.88	0.22	10.76	10.98	$(0.24)	$(5.29)	$(5.53)	0.00	54.33	22.4	38,598	0.41		1.36	4
2018	58.36	0.19	(4.72)	(4.53)	(0.17)	(4.78)	(4.95)	0.00	48.88	(7.7)	29,477	0.32		1.35	2
2017	52.80	0.09	10.57	10.66	(0.07)	(5.03)	(5.10)	0.00	58.36	20.2	39,598	0.15		1.35	2
2016	53.62	0.33	5.90	6.23	(0.41)	(6.64)	(7.05)	0.00	52.80	11.6	56,913	0.59		1.36	3
2015	64.88	0.20	(3.91)	(3.71)	(0.20)	(7.35)	(7.55)	0.00	53.62	(5.9)	74,447	0.31		1.35	3
Class C
2020(d)	$49.30	$(0.12)	$(5.78)	$(5.90)	—	—	—	$0.00	$43.40	(12.0)%	$22,163	(0.54	)%(e)	2.13%(e)	3%
2019	44.91	(0.19)	9.87	9.68	—	$(5.29)	$(5.29)	0.00	49.30	21.5	32,334	(0.37)		2.11	4
2018	54.28	(0.23)	(4.36)	(4.59)	—	(4.78)	(4.78)	0.00	44.91	(8.4)	40,549	(0.43)		2.10	2
2017	49.72	(0.32)	9.91	9.59	—	(5.03)	(5.03)	0.00	54.28	19.3	63,821	(0.59)		2.10	2
2016	50.87	(0.08)	5.57	5.49	—	(6.64)	(6.64)	0.00	49.72	10.8	72,850	(0.16)		2.11	3
2015	62.21	(0.27)	(3.72)	(3.99)	—	(7.35)	(7.35)	0.00	50.87	(6.6)	96,670	(0.44)		2.10	3
Class I
2020(d)	$54.86	$0.11	$(6.43)	$(6.32)	—	—	—	$0.00	$48.54	(11.5)%	$421,717	0.46	%(e)	1.13%(e)	3%
2019	49.30	0.36	10.87	11.23	$(0.38)	$(5.29)	$(5.67)	0.00	54.86	22.8	514,387	0.65		1.11	4
2018	58.85	0.34	(4.78)	(4.44)	(0.33)	(4.78)	(5.11)	0.00	49.30	(7.5)	498,494	0.57		1.10	2
2017	53.22	0.23	10.68	10.91	(0.25)	(5.03)	(5.28)	0.00	58.85	20.5	587,964	0.40		1.10	2
2016	54.01	0.47	5.95	6.42	(0.57)	(6.64)	(7.21)	0.00	53.22	11.8	494,078	0.84		1.11	3
2015	65.33	0.37	(3.94)	(3.57)	(0.40)	(7.35)	(7.75)	0.00	54.01	(5.6)	480,480	0.57		1.10	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	For the six months ended June 30, 2020, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust and commenced investment operations on March 3, 1986. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	—	$ 3,000	—	$3,000
Financial Services	$163,305,368	37,800	$ 0	163,343,168
Manufactured Housing and Recreational Vehicles	6,294,859	27,017	—	6,321,876
Other Industries (a)	1,636,795,486	—	—	1,636,795,486
Total Common Stocks	1,806,395,713	67,817	$ 0	1,806,463,530
Closed End Funds	1,148,317	43,000	—	1,191,317
Mandatory Convertible Securities(a)	861,000	—	—	861,000
Preferred Stocks (a)	2,519	424,041	—	426,560
Rights (a)	108,006	—	—	108,006
Warrants (a)	288	—	—	288
U.S. Government Obligations	—	2,899,076	—	2,899,076
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,808,515,843	$3,433,934	$ 0	$1,811,949,777

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2020, the Fund did not have material transfers into or out of Level 3.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2020, the Fund did not hold restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$11,858,696
Net long term capital gains.	214,565,061

Total distributions paid	$226,423,757

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$626,313,817	$1,225,637,372	$(40,001,412)	$1,185,635,960

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Nominating Committee receives $1,000 annually. A Trustee may receive a single meeting fee, allocated

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government Obligations, aggregated $58,426,196 and $291,982,948, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Fund paid $48,827 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $7,174 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $10,540.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

During the six months ended June 30, 2020, the Fund engaged in a sale transaction with a fund that has a common investment adviser. This transaction complied with Rule 17a-7 under the Act and amounted to $2,644,350.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2020, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2020 was $3,459,813 with a weighted average interest rate of 2.64%. The maximum amount borrowed at any time during the six months ended June 30, 2020 was $51,068,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	366,540	$29,650,932	317,404	$17,770,634
Shares issued upon reinvestment of distributions	117	7,033	2,644,781	145,862,574
Shares redeemed	(3,242,978)	(165,760,258)	(4,211,436)	(234,881,744)

Net decrease	(2,876,321)	$(136,102,293)	(1,249,251)	$(71,248,536)

Class A
Shares sold	34,096	$1,908,013	209,830	$11,532,120
Shares issued upon reinvestment of distributions	—	—	62,163	3,384,787
Shares redeemed	(122,741)	(6,031,682)	(164,645)	(9,149,676)

Net increase/(decrease)	(88,645)	$(4,123,669)	107,348	$5,767,231

Class C
Shares sold	6,081	$480,935	29,023	$1,441,310
Shares issued upon reinvestment of distributions	—	—	58,314	2,881,276
Shares redeemed	(151,346)	(6,806,985)	(334,455)	(16,852,321)

Net decrease	(145,265)	$(6,326,050)	(247,118)	$(12,529,735)

Class I
Shares sold	484,031	$28,237,792	497,852	$27,687,917
Shares issued upon reinvestment of distributions	—	—	811,078	44,591,327
Shares redeemed	(1,172,840)	(58,519,489)	(2,044,126)	(115,319,769)

Net decrease	(688,809)	$(30,281,697)	(735,196)	$(43,040,525)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 13, 2020, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of March 31, 2020) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap core funds, regardless of asset size or primary channel of distribution, as represented by Lipper Multi-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the second quintile for the one year, three year, and ten year periods, and the third quintile for the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the five year and ten year periods, and the fifth quintile for the one year and three year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of twelve other multi-cap core funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within these peer groups and the Fund’s size was generally larger than or comparable with these peers. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr. Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q220SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2020

* Print the name and title of each signing officer under his or her signature.